Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Securities	$ 48	$ 136	$ 228
Employee Benefits	1,421	653	915
Derivatives & Hedges	$ 128	$ 95	$ 144